SCHEDULE OF ACCOUNTS RECEIVABLE AND SUBSEQUENT COLLECTION BY AGING BUCKET (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2020
Total gross accounts receivable	$ 7,549,931
Allowance for doubtful accounts	(15,145)	$ (14,691)	$ (93,032)
Accounts Receivable, net	7,534,786	$ 6,152,807
Subsequent Collection [Member]
Total gross accounts receivable	$ 7,473,490
Percentage of subsequent collection	99.00%
Allowance for doubtful accounts
Accounts Receivable, net	$ 7,473,490
Percentage of subsequent collection	99.20%
Less than 3 Months [Member]
Total gross accounts receivable	$ 7,417,839
Less than 3 Months [Member] | Subsequent Collection [Member]
Total gross accounts receivable	$ 7,380,554
Percentage of subsequent collection	99.50%
From 4 to 6 Months [Member]
Total gross accounts receivable	$ 117,069
From 4 to 6 Months [Member] | Subsequent Collection [Member]
Total gross accounts receivable	$ 92,936
Percentage of subsequent collection	79.40%
From 7 to 9 Months [Member]
Total gross accounts receivable
From 7 to 9 Months [Member] | Subsequent Collection [Member]
Total gross accounts receivable
Percentage of subsequent collection
From 10 to 12 Months [Member]
Total gross accounts receivable
From 10 to 12 Months [Member] | Subsequent Collection [Member]
Total gross accounts receivable
Percentage of subsequent collection
Over 1 Year [Member]
Total gross accounts receivable	$ 15,023
Over 1 Year [Member] | Subsequent Collection [Member]
Total gross accounts receivable
Percentage of subsequent collection